RETIREMENT BENEFIT PLANS - Summary of Amounts Recognised in Other Comprehensive Income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of net defined benefit liability (asset) [abstract]
Loss on plan assets (excluding amounts included in net interest expense)	£ 258	£ 634
Actuarial (gains) arising from changes in demographic assumptions	(52)	(88)
Actuarial losses arising from experience adjustments	69	64
Actuarial (gains) arising from changes in financial assumptions	(277)	(451)
Pension remeasurement	£ (2)	£ 159